Share-based compensation (Schedule of number and weighted average exercise prices of warrants) (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares subject to warrants, beginning of year | Share	70,708	457,617
Weighted-average exercise price, beginning of year | $ / shares	$ 7.38	$ 7.38
Warrants granted | Share	0	0
Weighted-average exercise price, Warrants granted | $ / shares	$ 0	$ 0
Exercised | Share	(70,708)	(386,909)
Weighted-average exercise price, Exercised | $ / shares	$ 7.38	$ 7.38
Expired | Share	0	0
Weighted-average exercise price, Expired | $ / shares	$ 0	$ 0
Number of shares subject to warrants, end of year | Share	0	70,708
Weighted-average exercise price, end of year | $ / shares	$ 0	$ 7.38